AMORTIZATION AND DEPRECIATION EXPENSE (Details) (USD $)	9 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Depreciaton expenses on Property and equipment	$ 762
Amortizaion expenses on acquired technology	54,510
Amortization expenses on websited development costs	$ 801	$ 534